SHAREHOLDER’S EQUITY (Details Narrative) - USD ($)			5 Months Ended
	Aug. 28, 2025	May 28, 2025	Sep. 30, 2025	May 31, 2025
Class of Stock [Line Items]
Number of ordinary shares forfeited during the period	225,000
Common stock, voting rights			Holders of the Company’s ordinary shares are entitled to one vote for each share.
Warrant, exercise price			$ 11.50
Percentage of higher of the Market Value			180.00%
Business Combination [Member]
Class of Stock [Line Items]
Tedemption trigger prices share price			$ 18.00
Business acquisition share price			9.20
Warrant [Member]
Class of Stock [Line Items]
Tedemption trigger prices share price			$ 0.01
Percentage of higher of the Market Value			115.00%
Sponsor [Member]
Class of Stock [Line Items]
Number of shares issued		1,725,000
Number of shares issued, value		$ 25,000
Over-Allotment Option [Member]
Class of Stock [Line Items]
Number of ordinary shares forfeited during the period	225,000
Number of shares issued			6,900,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized			490,000,000	490,000,000
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, shares issued	1,724,999		1,724,999	1,724,999
Common stock, shares outstanding	1,724,999		1,724,999	1,724,999
Shares forfeiture	225,000
Common Class A [Member] | Warrant [Member]
Class of Stock [Line Items]
Price per Share			$ 18.00
Common Class A [Member] | Sponsor [Member]
Class of Stock [Line Items]
Shares forfeiture		225,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized			10,000,000	10,000,000
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, shares issued	1	1,725,000	1	1
Common stock, shares outstanding	1	1,725,000	1	1
Number of shares issued		5
Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Number of shares issued		1,725,000
Number of shares issued, value		$ 25,000
Common Class B [Member] | Sponsor [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Shares forfeiture		225,000
Common Class B [Member] | Subdivision And Redesignation [Member]
Class of Stock [Line Items]
Common stock, shares issued		5
Common stock, shares outstanding		5